Segmented Information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented Information	Segmented Information
The Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its regional geographic areas.

The Company’s reportable segments are Canada, United States, and Global. These reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities.

Segment performance is evaluated by the CEO based on project margin and is measured consistently with project margin in the consolidated financial statements. Reconciliations of project margin to net income before taxes is included in the consolidated statements of income.

The Company revised the reportable segment information in the tables below to exclude total gross revenue and inter-segment revenue, in order to better align with the information used by the chief operating decision maker to evaluate segment performance. Net revenue between segments are allocated based on where direct labor was incurred.

Reportable segments

	For the year ended December 31, 2023
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,426.5	3,634.5	1,418.6	6,479.6
Less subconsultants and other direct expenses and net revenue inter-segment allocations	180.2	950.4	282.8	1,413.4
Total net revenue	1,246.3	2,684.1	1,135.8	5,066.2
Project margin	667.4	1,475.1	602.2	2,744.7

	For the year ended December 31, 2022
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,337.0	3,056.6	1,283.6	5,677.2
Less subconsultants and other direct expenses and net revenue inter-segment allocations.	186.2	790.0	243.8	1,220.0
Total net revenue	1,150.8	2,266.6	1,039.8	4,457.2
Project margin	611.0	1,254.1	552.2	2,417.3
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2023	December 31, 2022	For the year ended December 31,
			2023	2022
	$	$	$	$
Canada	606.7	618.4	1,426.5	1,337.0
United States	1,985.3	1,982.0	3,634.5	3,056.6
United Kingdom (revised)	205.4	202.2	411.6	348.1
Australia	398.2	421.2	453.3	459.3
Other global geographies (revised)	164.5	164.1	553.7	476.2
	3,360.1	3,387.9	6,479.6	5,677.2

Non-current assets consist of property and equipment, lease assets, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Gross revenue is attributed to countries based on the location of the project.

For the year 2022, the reclassification of $61.2 in gross revenue was made for certain projects located in other global geographies previously included in the United Kingdom, which revised gross revenue for the United Kingdom from $409.3 to $348.1 and other global geographies from $415.0 to $476.2.

Gross revenue by services	For the year ended December 31,
	2023	2022
	$	$
Infrastructure	1,723.7	1,597.6
Environmental Services	1,410.6	1,250.9
Water	1,368.9	1,137.2
Buildings	1,232.6	1,027.7
Energy & Resources	743.8	663.8
Total gross revenue from external customers	6,479.6	5,677.2

Customers
The Company has a large number of clients in various industries and sectors of the economy. No individual customer exceeds 10% of the Company’s gross revenue.